INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	3 Months Ended
Mar. 31, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at March 31, 2013, of which Glorycrown and Everbright accounted for $92.0 million (December 31, 2012: $93.5 million).

(in thousands of $)	March 31, 2013	December 31, 2012
Total minimum lease payments to be received	1,888,338	1,955,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(510,241)	(538,890)
Net minimum lease payments receivable	1,378,097	1,416,624
Estimated residual values of leased property (un-guaranteed)	316,119	328,865
Less: unearned income	(417,371)	(435,047)
	1,276,845	1,310,442
Less: deferred deemed equity contribution	(147,456)	(151,454)
Less: unamortized gains	(14,884)	(15,129)
Total investment in direct financing and sales-type leases	1,114,505	1,143,859

Current portion	55,547	56,870
Long-term portion	1,058,958	1,086,989
	1,114,505	1,143,859